SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Financing Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Non-Cash Working Capital
Dividends payable	$ (1,749)	$ 65	$ (96)
Non-cash financing activities	$ (1,749)	$ 65	$ (96)